Submission	Oct. 13, 2026
Submission [Line Items]
Central Index Key	0001506983
Registrant Name	Glucotrack, Inc.
Registration File Number	333-299000
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES